Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income (Parenthetical) (Retained earnings, USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Retained earnings
Dividends declared:
Common stock, dividends, per share in each period	$ 0.20	$ 0.20	$ 1.52